Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Indexed CVT Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Direxion Indexed CVT Strategy Fund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the QES Synthetic Convertible Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-09-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the period February 5, 2014 through October 31, 2014, the Fund’s portfolio turnover rate was 840% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	840.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its net assets, plus borrowing for investment purposes if any, in securities that comprise the QES Synthetic Convertible Index (the “Index”) and/or financial instruments that provide exposure to the Index.  The financial instruments in which the Fund may invest include stock index or fixed income futures contracts, swap agreements, including swaps on other investment companies or exchange-traded funds (“ETFs”) and options on securities and on stock indices (collectively “Financial Instruments”).

The Fund may also invest in ETFs and fixed income securities that include U.S government, investment grade and high yield fixed-income securities, commonly known as “junk bonds”.  Additionally, the Fund may invest the collateral related to financial instruments in U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms-to-maturity of less than 397 days and have high credit profiles.

The Fund’s use of Financial Instruments will have the economic effect of financial leverage.  Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a Financial Instrument and results in increased volatility, which means that the Fund will have the potential for greater losses, than if the Fund does not use the Financial Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.

The Index is a rules-based proprietary model that seeks to provide returns that correlate and reflect the aggregate U.S. convertible bond universe, excluding convertible preferred securities and Rule 144A securities that may be considered convertible bonds, by dynamically selecting a basket of futures contracts, corporate bonds, ETFs and cash equivalents. The Index does not include convertible bonds, but instead utilizes other securities or derivatives to provide returns similar to the aggregate U.S. convertible bond market.  The Index will be reviewed and rebalanced weekly.

Convertible bonds are fixed income securities that normally pay interest and are convertible into, or exercisable, for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate.  Therefore, the convertible bond market is impacted by equity market movements in addition to changes in interest rates and the credit market.  The Index is intended to capture these effects on the U.S. convertible bond market in the aggregate by creating a basket of futures (the “Futures Basket”) and corporate bonds (the “Corporate Bond Basket”) that will attempt to provide returns that correlate to the return of the aggregate U.S. convertible bond market without investing directly in convertible bonds.  The Index’s portfolio construction process begins with the collection of data on the U.S. convertible bond universe.  The Index provider analyzes the correlation of the aggregate U.S. convertible bond market to the various components of the Index.  This correlation analysis then determines the allocation of the Index among its components based on set parameters.  The Futures Basket is allocated among S&P 500® futures, Russell 2000® futures and 5-Year U.S. Treasury Note futures.  The allocation to S&P 500® futures generally correlates to the portion of the domestic convertible bond market that are impacted by large cap company equity and investment grade bond changes, whereas the allocation to Russell 2000® futures generally correlates to the portion of the domestic convertible bond market that are impacted by small cap company equity and non-investment grade bond changes. The allocation to the 5 Year U.S. Treasury Note futures generally provides exposure to interest rate factors. Allocation to the Futures Basket is determined by an aggregate “parity delta” overlay, so that the Futures Basket creates synthetic returns that are expected to correspond to the convertible bond universe’s total exposure to equity and interest rate factors. Parity delta is defined as the expected change to a convertible bond’s value for a 1% (or other unit value) change in the value of the underlying stock price of the shares that the convertible bond may convert to in the future.  Generally, all other factors being equal, a convertible security’s value will increase or decrease with the value of the underlying stock price.

For the Corporate Bond Basket, Index components are allocated between corporate investment grade and non-investment grade bonds or indices, with the weighting determined by the proportion of investment grade and below investment grade issuance in the U.S. convertible bond universe.  The Corporate Bond Basket is intended to help the Index mirror the U.S. convertible bond universe’s exposure to interest rate and credit factors.

The five components of the Index have the following percentage allocations as of December 31, 2014: (1) S&P 500® futures contract: 32.81%; (2) Russell 2000® futures contract: 38.87%; (3) 5 Year Treasury Note futures contract: 12.21%; (4) Corporate Investment Grade Bonds: 22.35%; and (5) Corporate Non-investment Grade Bonds: 37.65%. As a result of the Index’s methodology, the Index may have leveraged exposure to one or more component at times.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index, other investment companies such as ETFs, or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its investment objective.  The Fund repositions its portfolio in response to assets flowing into or out of the Fund.  To the extent the Fund experiences regular purchases or redemptions of its shares, it may reposition its portfolio more frequently.  Additionally, the impact of the Index’s movements will affect whether the Fund’s portfolio needs to be re-positioned.  For example, if the Index has been rebalanced or has added or removed a security, the Fund’s portfolio may have to be re-positioned to account for this change to the Index.  These re-positioning strategies typically result in high portfolio turnover.

The Fund will concentrate its investment (i.e., hold 25% or more of its net assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk.  The Fund could lose money or its performance could trail that of other investment alternatives.  Rafferty cannot guarantee that the Fund will achieve its investment objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk

The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Adverse Market Conditions Risk

Because the Fund attempts to track the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund.  Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk.  Risks associated with the use of futures contracts and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Convertible Bond Risk

Convertible bonds are fixed income securities that normally pay interest and are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate (the “conversion price”).  To the extent the market price of the underlying stock approaches, or is greater than the conversion price, the convertible bond’s market value tends to correlate with the market price of the underlying stock and will be subject to the market risk.  To the extent the market price of the underlying stock declines below the conversion price, the value of the convertible bond tends to be influenced by the yield of the convertible bond.  Convertible bonds are also subject to risk associated with debt securities, such as interest rate risk and credit risk.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or an asset class without actually purchasing those securities or investments, or to hedge a position.  These financial instruments may include swap agreements.  The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swap agreements and other counterparty instruments also may be considered to be illiquid.  In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.  The Fund does not specifically limit its counterparty risk with respect to any single counterparty.  Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal.  Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors.  Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date.  In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investment in derivatives, such as swaps, futures and options contracts that may be considered aggressive.  Investments in these derivatives may generally be subject to market risks that cause their prices to fluctuate more than an investment directly in a security and may increase the volatility of the Fund.  The use of derivatives may expose the Fund to additional risks such as counterparty risk, liquidity risk and increased correlation risk.  When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective.  The Fund may use a combination of swaps to track the Index and swaps on an ETF whose investment objective is to track the performance of all or a portion of the Index.  The performance of this underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors.  Thus, to the extent that Fund invests in swaps that use an ETF as a reference or underlying asset, the Fund may be subject to greater correlation risk and may not achieve as high a   degree of correlation with the Index as it would if the Fund used swaps that utilized the Index securities as a reference or as underlying assets.  Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.  In addition, the Fund’s investments in derivatives, as of the date of this Prospectus, are subject to the following risks:

Futures Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts.  There may not be a liquid secondary market for the futures contracts.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements.  Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments.  The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index.  Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments.  In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Futures Strategy Risk

The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations.  The primary risks associated with the use of futures contracts are

(a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Index Correlation/Tracking Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio to remain consistent with its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its investment objective.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  The U.S. is currently in a period of historically-low interest rates and it is unclear how much longer interest rates will remain at their current levels. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

Leverage Risk

To achieve its investment objective, the Fund will make investments in derivative instruments, such as futures contracts, options and swap agreements.  These derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.  If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses.  In addition, leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk

Some securities held by the Fund, including lower-quality debt instruments and derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil.  Illiquid securities also may be difficult to value.  If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss.  Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, adversely affecting Fund performance.

Market Risk

The Fund is subject to market risks that can affect the value of its shares.  These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Activity Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading, which may lead to increased portfolio turnover and higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Money Market Instrument Risk

The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest.  Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held.  Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price.  Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement.  There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Non-Investment Grade Debt Securities Risk

The Fund will gain exposure to securities rated below investment grade, otherwise known as “junk bonds.”  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Other Investment Companies (including ETFs) Risk

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Fund becomes a shareholder thereof.  As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations.  The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies.  If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Replication Strategy Risk

The Fund may be exposed to additional market risk because of its investment strategy of investing principally in the securities included in the Index.  As a result, securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated.  Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

Synthetic Convertible Instruments Risk

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities or derivatives, each with its own market value. In addition, if the value of the underlying security or derivative or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Tax and Distribution Risk

Rules governing the federal income tax aspects of certain derivatives, including total return swaps, and other credit derivatives are not entirely clear.  Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.  As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional mutual funds.  Potential investors are urged to consult their own tax advisers for more detailed information.

Volatility Risk

The performance of the Fund is designed to correlate to the performance of the Index.  Significant short-term price movements in the components and market sectors that make up the Index, could adversely impact the performance of both the Index and the Fund.  In addition, the NAV of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No prior investment performance is provided for the Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus.  Updated performance will be available on the Fund’s website at www.direxioninvestments.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxioninvestments.com/mutual-funds?producttab=performance
Direxion Indexed CVT Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees of the Fund and the Subsidiary	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund (Operating Services Fee)	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802

[1]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to pay all expenses of the Fund through September 1, 2016 other than the following: management fees, distribution and/or service fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.